OTHER NON-CURRENT ASSETS - THIRD PARTIES (Tables)	6 Months Ended
Jun. 30, 2025
OTHER NON-CURRENT ASSETS - THIRD PARTIES
Schedule of other non-current assets

	As of	As of
	June 30, 2025	December 31, 2024
	US$	US$
Deductible VAT	64,163	54,951
Prepayments for purchases of property, equipment and software	3,654	8,899
Deposits for long-term operating leases	2,364	2,557
Others	648	602
Total	70,829	67,009